UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D
                              ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                      THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         February 28, 2006 to March 27, 2006


Commission File Number of issuing entity: 333-127020-12


                J.P. Morgan Mortgage Acquisition Corp. 2006-HE1
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-121990


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
             (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
              (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                       56-2566474, 56-2566476, 56-2566477
                          ----------------------------
                      (I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
One Penn Plaza, Suite 2700
New York, NY                                                       10119
--------------------------------------                           ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (800) 665-9343
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
          (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On March 27, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-HE1 Asset Backed Pass-Through Certificates, Series 2006-HE1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on March 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                    J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Managing Director

                               Date:    April 7, 2006

 EXHIBIT INDEX

  Exhibit Number  Description

     EX-99.1     Monthly report distributed to holders of J.P. Morgan
                 Mortgage Acquisition Corp. 2006-HE1 Asset Backed Pass-Through Certificates, Series 2006-HE1 relating to the March 27, 2006 distribution.


                                     EX-99.1
                 JP Morgan Mortgage Acquisition Corp, 2006-HE1
            Asset Backed Pass-Through Certificates, Series 2006-HE1
                        Statement to Certificateholders
                               March 27, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                             DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
A1       166,827,000.00    166,827,000.00     4,643,376.99     599,951.60      5,243,328.59   0.00        0.00  162,183,623.01
A2       199,142,000.00    199,142,000.00    10,057,680.11     699,735.20     10,757,415.31   0.00        0.00  189,084,319.89
A3        62,953,000.00     62,953,000.00             0.00     225,922.58        225,922.58   0.00        0.00   62,953,000.00
A4        48,603,000.00     48,603,000.00             0.00     178,433.76        178,433.76   0.00        0.00   48,603,000.00
M1        23,226,000.00     23,226,000.00             0.00      87,010.40         87,010.40   0.00        0.00   23,226,000.00
M2        21,058,000.00     21,058,000.00             0.00      79,046.47         79,046.47   0.00        0.00   21,058,000.00
M3        13,936,000.00     13,936,000.00             0.00      52,521.30         52,521.30   0.00        0.00   13,936,000.00
M4        10,219,000.00     10,219,000.00             0.00      39,279.28         39,279.28   0.00        0.00   10,219,000.00
M5        10,219,000.00     10,219,000.00             0.00      39,432.57         39,432.57   0.00        0.00   10,219,000.00
M6         9,290,000.00      9,290,000.00             0.00      36,405.19         36,405.19   0.00        0.00    9,290,000.00
M7         8,981,000.00      8,981,000.00             0.00      39,774.60         39,774.60   0.00        0.00    8,981,000.00
M8         7,123,000.00      7,123,000.00             0.00      32,614.44         32,614.44   0.00        0.00    7,123,000.00
M9         6,503,000.00      6,503,000.00             0.00      34,409.00         34,409.00   0.00        0.00    6,503,000.00
M10        5,265,000.00      5,265,000.00             0.00      28,055.87         28,055.87   0.00        0.00    5,265,000.00
M11        6,194,000.00      6,194,000.00             0.00      33,006.28         33,006.28   0.00        0.00    6,194,000.00
P                100.00            100.00             0.00     139,097.50        139,097.50   0.00        0.00          100.00
R                  0.00              0.00             0.00           0.00              0.00   0.00        0.00            0.00
TOTALS   599,539,100.00    599,539,100.00    14,701,057.10   2,344,696.04     17,045,753.14   0.00        0.00  584,838,042.90
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
C        619,359,045.00    619,359,045.00             0.00   1,247,672.81      1,247,672.81   0.00        0.00  604,657,987.91
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------  ---------------------------
             FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE                                                PASS-THROUGH RATES
-----------------------------------------------------------------------------------------------------  ---------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                            ENDING                     PASS-THRU
CLASS        CUSIP     PRINCIPAL     PRINCIPAL          INTEREST              TOTAL        PRINCIPAL         CLASS       RATE
--------------------------------------------------------------------------------------------------------  ------------------------
A1      46626LGT1    1,000.00000000   27.83348613          3.59625001         31.42973613   972.16651387    A1          4.795000 %
A2      46626LGD6    1,000.00000000   50.50506729          3.51374999         54.01881728   949.49493271    A2          4.685000 %
A3      46626LGE4    1,000.00000000    0.00000000          3.58875002          3.58875002 1,000.00000000    A3          4.785000 %
A4      46626LGF1    1,000.00000000    0.00000000          3.67124992          3.67124992 1,000.00000000    A4          4.895000 %
M1      46626LGG9    1,000.00000000    0.00000000          3.74624989          3.74624989 1,000.00000000    M1          4.995000 %
M2      46626LGH7    1,000.00000000    0.00000000          3.75375012          3.75375012 1,000.00000000    M2          5.005000 %
M3      46626LGJ3    1,000.00000000    0.00000000          3.76875000          3.76875000 1,000.00000000    M3          5.025000 %
M4      46626LGK0    1,000.00000000    0.00000000          3.84374988          3.84374988 1,000.00000000    M4          5.125000 %
M5      46626LGL8    1,000.00000000    0.00000000          3.85875037          3.85875037 1,000.00000000    M5          5.145000 %
M6      46626LGM6    1,000.00000000    0.00000000          3.91875027          3.91875027 1,000.00000000    M6          5.225000 %
M7      46626LGN4    1,000.00000000    0.00000000          4.42874958          4.42874958 1,000.00000000    M7          5.905000 %
M8      46626LGP9    1,000.00000000    0.00000000          4.57875053          4.57875053 1,000.00000000    M8          6.105000 %
M9      46626LGQ7    1,000.00000000    0.00000000          5.29125019          5.29125019 1,000.00000000    M9          7.055000 %
M10     46626LGR5    1,000.00000000    0.00000000          5.32875024          5.32875024 1,000.00000000    M10         7.105000 %
M11     46626LGS3    1,000.00000000    0.00000000          5.32875040          5.32875040 1,000.00000000    M11         7.105000 %
P       N/A          1,000.00000000    0.00000000  1,390,975.00000000  1,390,975.00000000 1,000.00000000    P           0.000000 %
TOTALS               1,000.00000000   24.52059774          3.91083090         28.43142864   975.47940226
--------------------------------------------------------------------------------------------------------  -------------------------

--------------------------------------------------------------------------------------------------------  -------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                            ENDING                     PASS-THRU
CLASS        CUSIP     NOTIONAL      PRINCIPAL          INTEREST              TOTAL         NOTIONAL       CLASS         RATE
--------------------------------------------------------------------------------------------------------  -------------------------
C       N/A          1,000.00000000    0.00000000          2.01445804          2.01445804   976.26407944    C           0.000000 %
--------------------------------------------------------------------------------------------------------  -------------------------

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
                                 Amina Marriott
            JPMorgan Chase Bank, N.A. - Structured Finance Services
                      4 New York Plaza, Floor 6, NY1-E075
                               New York, New York
                              Tel: (212) 623-5415
                       Email: amina.marriott@jpmchase.com

Principal Funds:
                                Scheduled Principal Payments (Total)                                                546,294.50
                                                                            Group 1                                 201,208.94
                                                                            Group 2                                 345,085.56

                                Principal Prepayments (Total)                                                       14,132,246.57
                                                                            Group 1                                 4,434,828.37
                                                                            Group 2                                 9,697,418.20

                                Curtailments (Total)                                                                22,812.03
                                                                            Group 1                                 7,296.39
                                                                            Group 2                                 15,515.64

                                Curtailment Interest Adjustments (Total)                                            -205.09
                                                                            Group 1                                   75.95
                                                                            Group 2                                 -281.04

                                Repurchase Principal (Total)                                                        0.00
                                                                            Group 1                                 0.00
                                                                            Group 2                                 0.00

                                Substitution Amounts (Total)                                                        0.00
                                                                            Group 1                                 0.00
                                                                            Group 2                                 0.00

                                Net Liquidation Proceeds (Total)                                                    0.00
                                                                            Group 1                                 0.00
                                                                            Group 2                                 0.00

                                Other Principal Adjustments (Total)                                                 -90.91
                                                                            Group 1                                 -32.66
                                                                            Group 2                                 -58.25

                                Non Recoverable Principal Advances (Total)                                          0.00
                                                                            Group 1                                 0.00
                                                                            Group 2                                 0.00

Interest Funds:
                                Gross Interest                                                                      4,074,828.44
                                                                            Group 1                                 1,422,781.37
                                                                            Group 2                                 2,652,047.07

                                Servicing Fees                                                                      258,066.22
                                                                            Group 1                                 90,157.34
                                                                            Group 2                                 167,908.88

                                Trustee Fees                                                                        2,064.57
                                                                            Group 1                                 721.28
                                                                            Group 2                                 1,343.29

                                Custodian Fee                                                                       1,032.27
                                                                            Group 1                                 360.63
                                                                            Group 2                                 671.64

                                Trust Oversight Manager Fees                                                        7,741.99
                                                                            Group 1                                 2,704.72
                                                                            Group 2                                 5,037.27

                                Non Recoverable Interest Advances (Total)                                           0.00
                                                                            Group 1                                 0.00
                                                                            Group 2                                 0.00

Prepayment Penalties:
                                Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected   23
                                                                            Group 1                                 9
                                                                            Group 2                                 14

                                Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected  4,724,841.76
                                                                            Group 1                                 1,383,579.54
                                                                            Group 2                                 3,341,262.22

                                Amount of Prepayment Penalties Collected                                            139,097.50
                                                                            Group 1                                 38,574.34
                                                                            Group 2                                 100,523.16

Available Remitance Amount                                                                                          18,506,980.50

                                Principal Remittance Amount (Total)                                                 14,701,057.10
                                                                            Group 1                                 4,643,376.99
                                                                            Group 2                                 10,057,680.11

                                Interest Remittance Amount (Total)                                                  3,805,923.40
                                                                            Group 1                                 728,885.80
                                                                            Group 2                                 1,372,994.45

Pool Detail:
                                Beginning Number of Loans Outstanding                                               3,527
                                                                            Group 1                                 1,388
                                                                            Group 2                                 2,139

                                Ending Number of Loans Outstanding                                                  3,464
                                                                            Group 1                                 1,363
                                                                            Group 2                                 2,101

                                Beginning Aggregate Loan Balance                                                    619,359,045.30
                                                                            Group 1                                 216,377,719.31
                                                                            Group 2                                 402,981,325.99

                                Ending Aggregate Loan Balance                                                       604,657,988.21
                                                                            Group 1                                 211,734,342.32
                                                                            Group 2                                 392,923,645.89

                                Current Advances                                                                    0.00
                                                                            Group 1                                 0.00
                                                                            Group 2                                 0.00

                                Aggregate Advances                                                                  0.00
                                                                            Group 1                                 0.00
                                                                            Group 2                                 0.00

                                Weighted Average Remaning Term To Maturity                                          0.00
                                                                            Group 1                                 0.00
                                                                            Group 2                                 0.00

                                Weighted Average Net Mortgage Rate                                                  6.69067%
                                                                            Group 1                                 6.75181%
                                                                            Group 2                                 6.65784%

                                  Delinquent Mortgage Loans
                                  Group  1
                                  Category                  Number            Principal Balance        Percentage
                                  1 Month                              3             433,154.60        0.20 %
                                  2 Month                              0                   0.00        0.00 %
                                  3 Month                              1             326,634.84        0.15 %
                                  Total                                4             759,789.44        0.36 %

                                  Delinquent Mortgage Loans
                                  Group  2
                                  Category                  Number            Principal Balance        Percentage
                                  1 Month                             15           3,318,366.34        0.84 %
                                  2 Month                              1             128,000.00        0.03 %
                                  3 Month                              0                   0.00        0.00 %
                                  Total                               16           3,446,366.34        0.88 %

                                   * Delinquent Bankruptcies and Foreclosures are not included in the table above.

                                     Bankruptcies
                                     Group            Number of        Principal Balance     Percentage
                                     Number           Loans

                                           1                    0                 0.00             0.00%
                                           2                    0                 0.00             0.00%
                                     Total                      0                 0.00             0.00%

                                Group 1 Bankruptcy Reporting:
                                Number of Bankruptcy Loans that are Current                                            0
                                Principal Balance of Bankruptcy Loans that are Current                                 0.00
                                Number of Bankruptcy Loans that are 1 Month Delinquent                                 0
                                Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                      0.00
                                Number of Bankruptcy Loans that are 2 Months Delinquent                                0
                                Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                     0.00
                                Number of Bankruptcy Loans that are 3+ Months Delinquent                               0
                                Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                    0.00
                                Total Number of Bankruptcy Loans                                                       0
                                Total Principal Balance of Bankruptcy Loans                                            0.00

                                Group 2 Bankruptcy Reporting:
                                Number of Bankruptcy Loans that are Current                                            0
                                Principal Balance of Bankruptcy Loans that are Current                                 0.00
                                Number of Bankruptcy Loans that are 1 Month Delinquent                                 0
                                Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                      0.00
                                Number of Bankruptcy Loans that are 2 Months Delinquent                                0
                                Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                     0.00
                                Number of Bankruptcy Loans that are 3+ Months Delinquent                               0
                                Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                    0.00
                                Total Number of Bankruptcy Loans                                                       0
                                Total Principal Balance of Bankruptcy Loans                                            0.00

                                    Foreclosures
                                    Group           Number of        Principal Balance   Percentage
                                    Number          Loans

                                          1                   1           133,927.01           0.06%
                                          2                   0                 0.00           0.00%
                                    Total                     1           133,927.01           0.02%

                                Group 1 Foreclosure Reporting:
                                Number of Foreclosure Loans that are Current                                           0
                                Principal Balance of Foreclosure Loans that are Current                                0.00
                                Number of Foreclosure Loans that are 1 Month Delinquent                                0
                                Principal Balance of Foreclosure Loans that are 1 Month Delinquent                     0.00
                                Number of Foreclosure Loans that are 2 Months Delinquent                               1
                                Principal Balance of Foreclosure Loans that are 2 Months Delinquent                    133,927.01
                                Number of Foreclosure Loans that are 3+ Months Delinquent                              0
                                Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   0.00
                                Total Number of Foreclosure Loans                                                      1
                                Total Principal Balance of Foreclosure Loans                                           133,927.01

                                Group 2 Foreclosure Reporting:
                                Number of Foreclosure Loans that are Current                                           0
                                Principal Balance of Foreclosure Loans that are Current                                0.00
                                Number of Foreclosure Loans that are 1 Month Delinquent                                0
                                Principal Balance of Foreclosure Loans that are 1 Month Delinquent                     0.00
                                Number of Foreclosure Loans that are 2 Months Delinquent                               0
                                Principal Balance of Foreclosure Loans that are 2 Months Delinquent                    0.00
                                Number of Foreclosure Loans that are 3+ Months Delinquent                              0
                                Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   0.00
                                Total Number of Foreclosure Loans                                                      0
                                Total Principal Balance of Foreclosure Loans                                           0.00

                                    REO Properties
                                    Group           Number of          Principal Balance     Percentage
                                    Number          Loans

                                          1                   0                   0.00             0.00%
                                          2                   0                   0.00             0.00%
                                    Total                     0                   0.00             0.00%

                                Group 1 REO Reporting:
                                Number of REO Loans that are Current                                                     0
                                Principal Balance of REO Loans that are Current                                          0.00
                                Number of REO Loans that are 1 Month Delinquent                                          0
                                Principal Balance of REO Loans that are 1 Month Delinquent                               0.00
                                Number of REO Loans that are 2 Months Delinquent                                         0
                                Principal Balance of REO Loans that are 2 Months Delinquent                              0.00
                                Number of REO Loans that are 3+ Months Delinquent                                        0
                                Principal Balance of REO Loans that are 3+ Months Delinquent                             0.00
                                Total Number of REO Loans                                                                0
                                Total Principal Balance of REO Loans                                                     0.00

                                Group 2 REO Reporting:
                                Number of REO Loans that are Current                                                     0
                                Principal Balance of REO Loans that are Current                                          0.00
                                Number of REO Loans that are 1 Month Delinquent                                          0
                                Principal Balance of REO Loans that are 1 Month Delinquent                               0.00
                                Number of REO Loans that are 2 Months Delinquent                                         0
                                Principal Balance of REO Loans that are 2 Months Delinquent                              0.00
                                Number of REO Loans that are 3+ Months Delinquent                                        0
                                Principal Balance of REO Loans that are 3+ Months Delinquent                             0.00
                                Total Number of REO Loans                                                                0
                                Total Principal Balance of REO Loans                                                     0.00

                                     Loan Level REO - Schedule
                                     Group             Loan Number  REO Date      Schedule Principal
                                     Number                                           Balance
                                                                                       0.00

                                   Principal Payoffs by Group occured in this Distribution
                                   Group            Number of          Principal Balance    Percentage
                                   Number           Loans

                                         1                    0           4,434,828.37            2.09%
                                         2                    0           9,697,418.20            2.47%
                                   Total                      0          14,132,246.57            2.34%

                                Realized Loss by Group
                                Group Number  Current Loss   Cumulative Loss    Ending Balance   Balance of          Net Liquidation
                                                                                                 Liquidated Loans    Proceeds
                                1                  0.00          0.00           211,734,342.32       0.00                  0.00
                                2                  0.00          0.00           392,923,645.89       0.00                  0.00
                                Total              0.00          0.00           604,657,988.21       0.00                  0.00

Loss Detail:

                                Current Realized Losses- Reduced by Recoveries                                          0.00
                                                                            Group 1                                     0.00
                                                                            Group 2                                     0.00

                                Cumulative Realized Losses - Reduced by Recoveries                                      0.00
                                                                            Group 1                                     0.00
                                                                            Group 2                                     0.00

                                Current Applied Losses                                                                  0.00
                                Cumulative Applied Losses                                                               0.00

Trigger Event                                                                                                           NO
                                TEST I - Trigger Event Occurrence                                                       NO
                                (Is Delinquency Percentage > 37.00% of of Senior Enhancement Percetage ?)
                                Delinquency Percentage                                                                  0.09734%
                                37.00% of of Senior Enhancement Percetage                                               8.67905%
                                OR
                                TEST II - Trigger Event Occurrence                                                      NO
                                (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
                                Cumulative Realized Losses as % of Original Loan Bal                                     0.00000%
                                Required Cumulative Loss %                                                               0.00000%

O/C Reporting
                                Targeted Overcollateralization Amount                                                 19,819,489.45
                                Ending Overcollateralization Amount                                                   19,819,945.31
                                Ending Overcollateralization Deficiency                                                0.00
                                Overcollateralization Release Amount                                                   0.00
                                Monthly Excess Interest                                                                1,247,672.81
                                Payment to Class C                                                                     1,247,672.81

Certificate Interest Shortfall Detail:

                                            Interest Carryforward Amount Occured This Period                              0.00
                                                                                        Class A-1                         0.00
                                                                                        Class A-2                         0.00
                                                                                        Class A-3                         0.00
                                                                                        Class A-4                         0.00
                                                                                        Class M-1                         0.00
                                                                                        Class M-2                         0.00
                                                                                        Class M-3                         0.00
                                                                                        Class M-4                         0.00
                                                                                        Class M-5                         0.00
                                                                                        Class M-6                         0.00
                                                                                        Class M-7                         0.00
                                                                                        Class M-8                         0.00
                                                                                        Class M-9                         0.00
                                                                                        Class M-10                        0.00
                                                                                        Class M-11                        0.00

                                            Interest Carryforward Amount Paid This Period                                 0.00
                                                                                        Class A-1                         0.00
                                                                                        Class A-3                         0.00
                                                                                        Class A-2                         0.00
                                                                                        Class A-4                         0.00
                                                                                        Class M-1                         0.00
                                                                                        Class M-2                         0.00
                                                                                        Class M-3                         0.00
                                                                                        Class M-4                         0.00
                                                                                        Class M-5                         0.00
                                                                                        Class M-6                         0.00
                                                                                        Class M-7                         0.00
                                                                                        Class M-8                         0.00
                                                                                        Class M-9                         0.00
                                                                                        Class M-10                        0.00
                                                                                        Class M-11                        0.00

                                            Remaining Interest Carryforward Amount
                                                                                        Class A-1                         0.00
                                                                                        Class A-2                         0.00
                                                                                        Class A-3                         0.00
                                                                                        Class A-4                         0.00
                                                                                        Class M-1                         0.00
                                                                                        Class M-2                         0.00
                                                                                        Class M-3                         0.00
                                                                                        Class M-4                         0.00
                                                                                        Class M-5                         0.00
                                                                                        Class M-6                         0.00
                                                                                        Class M-7                         0.00
                                                                                        Class M-8                         0.00
                                                                                        Class M-9                         0.00
                                                                                        Class M-10                        0.00
                                                                                        Class M-11                        0.00
Swap Account:
Net Swap Payment Due                                                                                                      352,652.05
Net Swap Payment Paid                                                                                                     352,652.05
Net Swap Receipt Due                                                                                                      0.00

Beginning Balance                                                                                                         0.00
Additions to the Swap Account                                                                                             352,652.05
Withdrawals from the Swap Account                                                                                         352,652.05
Ending Balance                                                                                                            0.00

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Basis Risk Reserve Fund Account:
                                            Beginning Balance                                                             1,000.00
                                            Additions to the Basis Risk Reserve Fund                                      0.00
                                            Divident Earnings on the Basis Risk Reserve Fund                              0.00
                                            Withdrawals from the Basis Risk Reserve Fund                                  0.00
                                            Ending Balance                                                                1,000.00

Basis Risk Reserve Carryover:
                                            Interest Carryover Amount Occured This Period
                                                                                        Class A-1                         0.00
                                                                                        Class A-2                         0.00
                                                                                        Class A-3                         0.00
                                                                                        Class A-4                         0.00
                                                                                        Class M-1                         0.00
                                                                                        Class M-2                         0.00
                                                                                        Class M-3                         0.00
                                                                                        Class M-4                         0.00
                                                                                        Class M-5                         0.00
                                                                                        Class M-6                         0.00
                                                                                        Class M-7                         0.00
                                                                                        Class M-8                         0.00
                                                                                        Class M-9                         0.00
                                                                                        Class M-10                        0.00
                                                                                        Class M-11                        0.00

                                            Interest Carryover Amount Paid This Period
                                                                                        Class A-1                         0.00
                                                                                        Class A-2                         0.00
                                                                                        Class A-3                         0.00
                                                                                        Class A-4                         0.00
                                                                                        Class M-1                         0.00
                                                                                        Class M-2                         0.00
                                                                                        Class M-3                         0.00
                                                                                        Class M-4                         0.00
                                                                                        Class M-5                         0.00
                                                                                        Class M-6                         0.00
                                                                                        Class M-7                         0.00
                                                                                        Class M-8                         0.00
                                                                                        Class M-9                         0.00
                                                                                        Class M-10                        0.00
                                                                                        Class M-11                        0.00

                                            Remaining Interest Carryover Amount
                                                                                        Class A-1                         0.00
                                                                                        Class A-2                         0.00
                                                                                        Class M-1                         0.00
                                                                                        Class A-3                         0.00
                                                                                        Class A-4                         0.00
                                                                                        Class M-2                         0.00
                                                                                        Class M-3                         0.00
                                                                                        Class M-4                         0.00
                                                                                        Class M-5                         0.00
                                                                                        Class M-6                         0.00
                                                                                        Class M-7                         0.00
                                                                                        Class M-8                         0.00
                                                                                        Class M-9                         0.00
                                                                                        Class M-10                        0.00
                                                                                        Class M-11                        0.00
Non-Supported Interest Shortfall:

                                            Total Prepayment Interest Shortfall occured this distribution                 0.00

                                            Prepayment Interest Shortfall Allocated to Class A-1                          0.00
                                            Prepayment Interest Shortfall Allocated to Class A-2                          0.00
                                            Prepayment Interest Shortfall Allocated to Class A-3                          0.00
                                            Prepayment Interest Shortfall Allocated to Class A-4                          0.00
                                            Prepayment Interest Shortfall Allocated to Class M-1                          0.00
                                            Prepayment Interest Shortfall Allocated to Class M-2                          0.00
                                            Prepayment Interest Shortfall Allocated to Class M-3                          0.00
                                            Prepayment Interest Shortfall Allocated to Class M-4                          0.00
                                            Prepayment Interest Shortfall Allocated to Class M-5                          0.00
                                            Prepayment Interest Shortfall Allocated to Class M-6                          0.00
                                            Prepayment Interest Shortfall Allocated to Class M-7                          0.00
                                            Prepayment Interest Shortfall Allocated to Class M-8                          0.00
                                            Prepayment Interest Shortfall Allocated to Class M-9                          0.00
                                            Prepayment Interest Shortfall Allocated to Class M-10                         0.00
                                            Prepayment Interest Shortfall Allocated to Class M-11                         0.00
                                            Prepayment Interest Shortfall Allocated to Class C                            0.00

                                            Total Relief Act Interest Shortfall occured this distribution                 0.00

                                            Relief Act Interest Shortfall Allocated to Class A-1                          0.00
                                            Relief Act Interest Shortfall Allocated to Class A-2                          0.00
                                            Relief Act Interest Shortfall Allocated to Class A-3                          0.00
                                            Relief Act Interest Shortfall Allocated to Class A-4                          0.00
                                            Relief Act Interest Shortfall Allocated to Class M-1                          0.00
                                            Relief Act Interest Shortfall Allocated to Class M-2                          0.00
                                            Relief Act Interest Shortfall Allocated to Class M-3                          0.00
                                            Relief Act Interest Shortfall Allocated to Class M-4                          0.00
                                            Relief Act Interest Shortfall Allocated to Class M-5                          0.00
                                            Relief Act Interest Shortfall Allocated to Class M-6                          0.00
                                            Relief Act Interest Shortfall Allocated to Class M-7                          0.00
                                            Relief Act Interest Shortfall Allocated to Class M-8                          0.00
                                            Relief Act Interest Shortfall Allocated to Class M-9                          0.00
                                            Relief Act Interest Shortfall Allocated to Class M-10                         0.00
                                            Relief Act Interest Shortfall Allocated to Class M-11                         0.00
                                            Relief Act Interest Shortfall Allocated to Class C                            0.00

Available Net Funds Cap to Libor Certificates                                                                             7.434075

One-Month LIBOR for Such Distribution Date                                                                                4.605000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
                                            Class A-1                                                                     4.795000
                                            Class A-2                                                                     4.685000
                                            Class A-3                                                                     4.785000
                                            Class A-4                                                                     4.895000
                                            Class M-1                                                                     4.995000
                                            Class M-2                                                                     5.005000
                                            Class M-3                                                                     5.025000
                                            Class M-4                                                                     5.125000
                                            Class M-5                                                                     5.145000
                                            Class M-6                                                                     5.225000
                                            Class M-7                                                                     5.905000
                                            Class M-8                                                                     6.105000
                                            Class M-9                                                                     7.055000
                                            Class M-10                                                                    7.105000
                                            Class M-11                                                                    7.105000

Deferred Amounts Detail:
                                            (Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
                                            Deferred Amount with respect to such Distribution Date
                                                                                        Class M-1                         0.00
                                                                                        Class M-2                         0.00
                                                                                        Class M-3                         0.00
                                                                                        Class M-4                         0.00
                                                                                        Class M-5                         0.00
                                                                                        Class M-6                         0.00
                                                                                        Class M-7                         0.00
                                                                                        Class M-8                         0.00
                                                                                        Class M-9                         0.00
                                                                                        Class M-10                        0.00
                                                                                        Class M-11                        0.00

                                            Deferred Amount Paid This Period                                              0.00
                                                                                        Class M-1                         0.00
                                                                                        Class M-2                         0.00
                                                                                        Class M-3                         0.00
                                                                                        Class M-4                         0.00
                                                                                        Class M-5                         0.00
                                                                                        Class M-6                         0.00
                                                                                        Class M-7                         0.00
                                                                                        Class M-8                         0.00
                                                                                        Class M-9                         0.00
                                                                                        Class M-10                        0.00
                                                                                        Class M-11                        0.00

                                            Deferred Amount Occured This Period                                           0.00
                                                                                        Class M-1                         0.00
                                                                                        Class M-2                         0.00
                                                                                        Class M-3                         0.00
                                                                                        Class M-4                         0.00
                                                                                        Class M-5                         0.00
                                                                                        Class M-6                         0.00
                                                                                        Class M-7                         0.00
                                                                                        Class M-8                         0.00
                                                                                        Class M-9                         0.00
                                                                                        Class M-10                        0.00
                                                                                        Class M-11                        0.00

                                            Remaining Deferred Amount
                                                                                        Class M-1                         0.00
                                                                                        Class M-2                         0.00
                                                                                        Class M-3                         0.00
                                                                                        Class M-4                         0.00
                                                                                        Class M-5                         0.00
                                                                                        Class M-6                         0.00
                                                                                        Class M-7                         0.00
                                                                                        Class M-8                         0.00
                                                                                        Class M-9                         0.00
                                                                                        Class M-10                        0.00
                                                                                        Class M-11                        0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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